Cover	Feb. 08, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Atlas Crest Investment Corp. II (the "Company") is filing this Amendment No. 1 on Form 8-K/A (the “Amendment”) to amend and restate the Company’s audited balance sheet as of February 8, 2021 that had been filed with the Company’s Current Report on Form 8-K originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on February 12, 2021 (the “Original 8-K”). The audited balance sheet is being restated to reflect the classification of the Company’s warrants as a liability, in accordance with the SEC’s April 12, 2021 public statement (the “Statement”) informing market participants that warrants issued by special purpose acquisition companies (“SPACs”) may need to be classified as liabilities as opposed to equity, and being measured at fair value, with changes in fair value each period reported in earnings. The Company had previously classified its private placement warrants and public warrants (collectively, the “warrants”) as equity within the Original 8-K.
Document Period End Date	Feb. 08, 2021
Entity File Number	001-39999
Entity Registrant Name	Atlas Crest Investment Corp. II
Entity Central Index Key	0001838614
Entity Tax Identification Number	85-4381723
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	399 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	883-3800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-fourth of one Redeemable Warrant
Trading Symbol	ACII. U
Security Exchange Name	NYSE
Common Class A [Member]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ACII
Security Exchange Name	NYSE
Warrant [Member]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	ACII. WS
Security Exchange Name	NYSE